UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2008

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 110.47%

Education 8.39%

CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		$1,000	$885,210
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	729,450
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	484,470
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,001,370
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR		2,810	2,446,133
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	848,330
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,237,305
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	870,230
Central WA Univ Sys Rev (FGIC)	5.00%	5/1/2034	A2		1,000	964,800
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,216,934
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	927,488
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	942,430
CO Edl & Cultural Facs Auth Rev Charter Sch North East Academy†	5.75%	5/15/2037	NR		860	745,431
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian†	5.50%	6/1/2037	NR		1,500	1,314,225
Dist of Columbia Rev James F Oyster Elem Sch Pilot (ACA)	6.25%	11/1/2021	NR		450	447,543
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,555	878,606
Fergus Falls MN Indpt Sch Dist No 544 Sch Bldg Ser A (FSA)	5.00%	1/1/2020	AAA-		1,700	1,797,393
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-		1,840	1,352,179
Grand Vly MI St Univ Rev (FGIC)	5.50%	2/1/2018	A+		1,150	1,207,213
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR		1,690	1,678,102
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		1,500	1,434,225
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-		1,070	898,693
IA Higher Ed Ln Auth Rev Wartburg Ser A	5.30%	10/1/2037	BBB-	(a)	3,000	2,797,650
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj (MBIA)	6.375%	5/1/2031	A2		2,290	2,423,164
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,394,387
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB		1,200	973,212
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		2,500	2,114,050
MA St Dev Fin Agy Rev Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,674,350
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR		2,200	1,814,340
MI Higher Ed Student Ln Auth Rev Student Ln Ser XVII-P AMT GTD (AMBAC)	4.875%	3/1/2030	AA		1,000	865,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Education (continued)

MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		$1,400	$1,218,056
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.20%	4/1/2024	A2		1,500	1,515,105
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2021	A2		1,500	1,532,415
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.50%	8/1/2022	NR		300	274,653
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR		250	217,428
MN St Higher Edl Facs Auth Rev Hamline Univ Ser 5 B	6.00%	10/1/2029	Baa1		500	503,815
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3		1,125	1,141,740
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	6.00%	6/1/2031	BBB		1,625	1,650,366
OR St Hlth Hsg Ed & Cult Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-		3,800	3,980,766
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-		645	624,179
PA St Pub Sch Bldg Auth College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2025	Aaa		1,000	1,031,850
Pima Cnty AZ Indl Dev Auth Ed Rev American Charter Schs Fdtn A	5.50%	7/1/2026	BBB	(a)	1,500	1,362,900
Pima Cnty AZ Indl Dev Auth Ed Rev American Charter Schs Fdtn A	5.625%	7/1/2038	BBB	(a)	2,000	1,791,980
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-		405	356,890
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		1,000	850,800
Rockwall TX Indpt Sch Dist Sch Bldg (PSFG)	5.25%	2/15/2029	AAA		2,000	2,055,080
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA		1,000	1,019,040
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR		700	627,074
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	500,992
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	830,940
Tampa FL Rev Univ Tampa Pj (CIFG)	5.00%	4/1/2035	BBB	(a)	1,000	896,860
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		1,230	948,416
TX St Pub Fin Auth Charter Sch Fin Corp Rev Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,070,930
Univ MN Spl Purp Rev St Supported Stadium Debt	5.00%	8/1/2029	AA+		1,000	1,021,280
Univ WA Ed Resh Rev Roosevelt Pj (MBIA, IBC)	5.375%	6/1/2029	AA		1,100	1,110,901
UT St Charter Sch Fin Auth Noah Webster Academy Ser A (AMBAC)	6.50%	6/15/2038	NR		1,000	939,990
WA St Univ Athletic Facs Rev (AMBAC)	5.00%	10/1/2022	Aa3		1,000	1,029,190
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR		1,800	1,632,366
Whitehouse TX Indpt Sch Dist Sch Bldg (PSFG)	4.25%	2/15/2032	AAA		1,000	883,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	AA	$2,880	$1,242,749
WV Univ Rev Univ Sys WV Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	AA	800	304,944
Total					76,531,938

General Obligation 21.71%

Antelope Vly CA Cmnty College Dist Election
2004 Ser B (MBIA)~(b)	5.25%	8/1/2039	AA	6,600	6,743,088
Baltimore Cnty MD Cons Pub Impt	5.00%	2/1/2020	AAA	5,000	5,353,350
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	Aa3	2,000	2,017,940
Birmingham MI City Sch Dist Sch Bldg & Site (FSA)	5.00%	11/1/2033	AAA	1,000	1,017,840
Bremerton WA (AMBAC)	5.25%	12/1/2027	Aaa	1,440	1,475,770
CA St	5.00%	8/1/2018	A+	5,000	5,248,700
CA St Var Purp	5.00%	11/1/2027	A+	4,025	4,045,608
CA St Var Purp	5.00%	6/1/2032	A+	7,000	6,941,830
CA St Var Purp	5.00%	4/1/2026	A+	10,000	10,091,400
Caledonia MI Cmnty Schs CR (FSA)	5.25%	5/1/2022	AAA	1,025	1,072,898
Clear Creek Indpt Sch Dist TX (PSFG)~(b)	5.00%	2/15/2015	AAA	7,115	7,203,927
Crowley TX Indpt Sch Dist Sch Bldg (PSFG)	5.50%	8/1/2029	AAA	1,000	1,068,460
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	AA	1,000	1,322,900
El Paso Cnty Hosp Dist TX (AG)~(b)	5.00%	2/15/2016	AAA	7,500	7,397,625
El Paso Cnty Hosp Dist TX Ser A (AG)	5.00%	8/15/2028	AAA	1,250	1,261,800
Florida St Bd Ed Ser D	5.00%	6/1/2030	AAA	5,000	5,097,700
Foothill-De Anza CA Cmnty College Dist Cap Apprec (MBIA)	Zero Coupon	8/1/2030	AA	4,505	1,368,574
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	AA	1,800	1,698,696
Fort Bend TX Indpt Sch Dist PSF GTD~(b)	5.00%	8/15/2028	AAA	4,000	4,073,120
Fort Bend TX Indpt Sch Dist PSF GTD~(b)	5.00%	8/15/2029	AAA	5,000	5,091,400
Grand Blanc MI Cmnty Schs Sch Bldg & Site (FSA)	5.00%	5/1/2021	AAA	500	519,410
Grand Prairie TX Indp Sch Dist Bldg Ser A (PSFG)	5.00%	2/15/2028	AAA	1,000	1,018,870
Grand Rapids MI Smartzone Loc Dev Auth (AMBAC)	5.375%	6/1/2028	AA	1,125	1,179,113
Gwinnett Cnty Sch Dist~(b)	5.00%	2/1/2028	AAA	4,105	4,247,124
Hillsborough Cnty FL Sch Bd COP (MBIA)	5.00%	7/1/2029	AA	1,000	1,000,430
Houston Indpt Sch Dist (PSFG)~(b)	5.00%	2/15/2025	NR	15,000	15,443,700
Jacksboro TX Indpt Sch Dist Sch Bldg (PSFG)	5.125%	2/15/2031	AAA	1,000	1,018,220
Jefferson Cnty AL Sch Warrants (FSA)	5.50%	2/15/2020	AAA	1,000	1,028,740
King Cnty WA Pub Transn Sales Tax (MBIA)	5.375%	6/1/2029	AAA	1,000	1,040,720
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	317,533
Lake Cnty Forest Preservation Dist IL Ltd Tax Land Acquisition Ser A	5.00%	12/15/2027	AAA	6,210	6,386,426
Los Angeles Unif Sch Dist (FSA)~(b)	5.00%	7/1/2028	AAA	7,000	7,188,790
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A (FSA)	5.00%	5/1/2024	AAA	1,070	1,106,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	AA	$1,000	$919,240
MI St Strategic Fd Solid Wst Disp Rev Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	949,420
Miami-Dade Cnty FL Bldg Better Com (MBIA)	5.00%	7/1/2028	AA	5,320	5,366,816
Morris MN Indpt Sch Dist No 769 Bldg (MBIA)	5.00%	2/1/2028	AAA	1,000	1,058,140
New York City NY Fiscal 2008 Sub Ser C1 (FSA)	5.00%	10/1/2024	AAA	7,050	7,329,955
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,249,100
New York NY Sub Ser C-1	5.00%	10/1/2026	AA	5,000	5,088,550
New York NY Sub Ser I-1~(b)	5.00%	4/1/2025	AA	12,350	12,579,216
NY St Urban Dev Corp~(b)	5.00%	12/15/2025	AAA	1,980	2,056,410
NY St Urban Dev Corp~(b)	5.00%	12/15/2026	AAA	2,870	2,980,755
NY St Urban Dev Corp~(b)	5.00%	12/15/2027	AAA	1,150	1,194,379
Pima Cnty Unif Sch Dist No 10 Ampitheater AZ Sch Impt Pj 2007 Ser A (AG)	5.00%	7/1/2027	AAA	1,200	1,242,000
Port of Houston Auth Ser A AMT(c)	6.25%	10/1/2029	NR	1,000	1,065,300
Powell OH (FGIC)	5.50%	12/1/2032	AA+	1,280	1,331,674
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	513,550
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,190,217
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,246,098
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,309,203
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,375,321
Royal Oak MI Cap Impt Ser B (MBIA)	4.375%	5/1/2026	AA	660	623,581
San Diego CA Unif Sch Dist Election 1998 Ser E-2 (FSA)	5.50%	7/1/2025	AAA	5,000	5,539,100
South Washington Cnty MN Indpt Sch Dist No 833 Ser A (MBIA)	5.50%	2/1/2018	AA	5,065	5,260,965
TX St Ser B RIBs	8.39%#	9/30/2011	AA	5,500	6,293,980
United Indpt Sch Dist TX (PSFG)	5.125%	8/15/2026	NR	1,000	1,020,190
Wayne Cnty MI Bldg Auth Cap Impt Ser A (MBIA)	5.25%	6/1/2016	AA	500	500,655
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA	3,500	3,603,215
Total					197,975,059

Healthcare 13.33%

Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%	12/1/2027	A	1,000	971,510
Abag Fin Auth For Nonprofit Corp CA Woods Oblig COP (ACA)	6.20%	11/1/2029	NR	1,000	999,920
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	7,000	5,816,230
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C (FGIC)	5.50%	6/1/2014	BBB	1,130	1,203,710
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,567,826
CA Hlth Facs Fin Auth~(b)	5.00%	11/15/2042	AA-	5,000	4,733,350
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	3,525	3,560,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	$1,000	$892,900
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR	2,250	1,873,688
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys (MBIA)	5.00%	2/15/2016	AA	1,000	1,024,870
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2	2,000	1,785,920
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	2,500	2,087,700
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	2,950	2,398,438
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,020,010
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A (MBIA)	5.375%	6/1/2027	AA	1,000	1,007,500
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	Aaa	3,250	3,513,867
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(b)	5.25%	10/1/2041	A3	5,000	4,651,700
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB-	2,000	1,738,980
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A	4,500	4,094,730
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	1,500	1,393,140
Johnston Mem Hosp Auth ~(b)	5.25%	10/1/2036	AAA	5,000	5,129,975
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	1,500	1,397,640
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	5,875	5,193,147
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	1,000	1,044,170
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	1,500	1,551,930
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A (MBIA)	Zero Coupon	10/1/2025	AA	3,690	1,395,263
LA Pub Facs Auth Rev Ochsner Clinic Fndtn Pj Ser A	5.375%	5/15/2043	A3	4,245	3,958,038
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A (MBIA)	6.00%	7/1/2029	AA	1,000	1,053,090
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc.~(b)	5.00%	10/1/2030	A-	10,000	9,102,500
Lubbock TX Hlth Facs Dev Corp Rev Sears Plains Pj (GNMA)	5.70%	1/20/2041	AAA	2,490	2,531,707
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2026	AAA	1,000	1,025,380
MA Hlth & Edl Facs Auth Caregroup Ser B2 (MBIA)	5.375%	2/1/2027	AAA	1,780	1,815,315
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,000	959,460
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,720	1,739,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS (AMBAC)	6.00%	12/1/2027	AA	$1,000	$1,056,950
Minneapolis & St. Paul MN Hsg & Redev Auth Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	2,098,593
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A (MBIA)	5.50%	11/15/2017	AA	45	45,953
NH Hlth & Edl Facs Auth Rev	6.00%	10/1/2024	A+	250	262,728
NH Hlth & Edl Facs Auth Rev Dartmouth-Hitchcock Oblig Grp (FSA)	5.50%	8/1/2027	AAA	3,500	3,646,125
NH Hlth & Edl Facs Auth Rev Exeter Pj	5.75%	10/1/2031	A+	1,550	1,571,514
NH Hlth & Edl Facs Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3	750	647,085
NH St Hlth & Ed Concord Hosp (FSA)	5.50%	10/1/2021	Aaa	710	745,202
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,179,121
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,614,097
NY St Dormitory Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	3,226,437
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	877,050
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1	910	952,652
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1	1,000	1,044,570
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion A	6.50%	11/15/2020	Aa1	410	434,153
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty (FHA)	6.50%	8/1/2029	AA-	1,240	1,274,732
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B (MBIA)	5.50%	7/1/2028	AA	1,905	2,019,071
Scottsdale Indl Dev Auth AZ Ref Scottsdale Hlthcare A	5.00%	9/1/2022	A3	1,250	1,215,313
Scottsdale Indl Dev Auth AZ Ref Scottsdale Hlthcare A	5.00%	9/1/2023	A3	1,000	965,900
Scottsdale Indl Dev Auth AZ Ref Scottsdale Hlthcare A	5.25%	9/1/2030	A3	2,000	1,911,600
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	697,965
St. Cloud MN Hlthcare Rev Hosp Oblig Group Ser A (FSA)	6.25%	5/1/2018	Aaa	3,320	3,494,898
St. Paul Hsg & Redev Auth MN Hlthpartners Oblig Group Pj	5.25%	5/15/2036	Baa1	2,000	1,797,980
Vigo Cnty ID Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,594,550
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,999,760
Total					121,607,509

Housing 2.24%

Dakota Cnty MN Cnty Dev Agy Sing Fam Rev Mtg Bkd Secs Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA	489	483,955
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.85%	10/1/2030	AAA	31	31,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)

Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(b)	5.125%	1/1/2036	BBB-		$4,300	$3,718,855
ID Hsg Agy Sing Fam Mtg Ser F AMT (FHA/VA)	7.45%	7/1/2015	Aaa		40	40,158
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA		500	500,960
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A †	5.75%	7/1/2039	NR		2,195	1,965,930
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	AA		2,700	2,731,536
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT (GNMA/FHLMC/FNMA)	6.40%	3/1/2029	Aaa		175	177,503
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg William Pavilion AMT (GNMA)	4.90%	4/20/2048	NR		1,000	862,530
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	1,120,362
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	1,439,237
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South (GNMA)	6.10%	7/20/2020	Aaa		1,000	1,026,370
Minneapolis St. Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT (GNMA/FNMA)	6.25%	11/1/2030	AAA		115	117,884
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT	5.00%	11/1/2038	AAA		985	870,149
MN St Hsg Fin Agy Rsdl Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+		1,095	1,067,494
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+		120	120,300
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+		140	140,773
MO St Hdg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT (GNMA/FNMA)	6.25%	3/1/2031	AAA		90	91,864
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon	3/1/2029	AAA		275	89,419
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA		275	274,535
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT (GNMA/FNMA)	6.00%	12/1/2018	Aaa		105	105,055
OK Hsg Fin Agy Sing Fam Mtg Ser B-1 (GNMA/FNMA)	5.30%	9/1/2026	Aaa		50	50,089
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa		1,130	379,827
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser D-2 AMT (GNMA/FNMA)	Zero Coupon	9/1/2030	Aaa		710	174,461
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1 (GNMA/FNMA)	Zero Coupon	3/1/2029	Aaa		2,095	719,758
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA		2,085	2,102,764
Total						20,402,820

Industrial 5.37%

Allegheny Cnty PA Indl Dev Auth Resdl Inc Pj	5.10%	9/1/2026	BBB-	(a)	1,000	905,290
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB+		750	648,698
Brazos River Auth Adj Ref TX Elec Co Pj Ser C AMT	5.75%#	5/1/2036	CCC		3,805	3,581,837
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB		1,000	945,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)

Clark Cnty NV Indl Dev Rev NV Ser C AMT (AMBAC)	5.95%	12/1/2038	AAA	$3,320	$3,332,882
Cnty of Nez Perce ID Ref Potlatch Corp Pj	6.00%	10/1/2024	BB	3,700	3,643,057
Escambia Cnty FL Env Impt Rev Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB	500	409,075
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,550	1,345,570
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	2,000	1,832,580
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc Amt	5.30%	5/1/2037	BB+	2,350	1,894,311
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+	5,000	4,986,950
Lee Cnty FLInd Dev Auth Bonita Springs Util Pj AMT (AMBAC)	5.125%	11/1/2019	AA	750	767,317
Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(b)	5.25%	10/1/2035	AA-	10	10,160
Matagorda Cnty TX Nav Dist No 1 Rev Houston Lighting & Power Co AMT (AMBAC)	5.125%	11/1/2028	AA	3,000	2,838,900
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A(c)	5.25%	12/1/2013	NR	750	745,785
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A	5.50%	12/1/2015	NR	1,000	995,740
Mission TX Econ Dev Corp Solid Wst Disp Rev Allied Wst N.A. Inc Pj AMT	5.20%	4/1/2018	B+	3,500	3,158,540
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,440,343
RI St Econ Dev Providence Place Mall (RADIAN)	6.125%	7/1/2020	A	550	578,039
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	1,171,485
Rockdale Cnty GA Dev Auth Rev Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	1,000	974,220
Sabine River Auth TX Pollutn Ctrl Rev TXU Elec C	5.20%	5/1/2028	CCC	3,000	2,180,760
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	6,857,400
Tob Sttlmnt Auth WA Tob Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	380	385,058
Trumbull Cnty OH Sew Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	B	2,550	2,337,024
Total					48,966,891

Lease 2.53%

AZ St Ser A COP (MBIA)	5.00%	11/1/2020	AA	200	204,668
Bemidji MN Lease Rev MN St Bureau Criminal Appreh (MBIA)	5.75%	12/1/2018	Aa2	555	560,661
Bemidji MN Lease Rev MN St Bureau Criminal Appreh (MBIA)	5.75%	12/1/2019	Aa2	315	318,084
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,340,810
Gulf Coast Wst Disp Auth TX Swr & Solid Wst Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	A	1,505	1,540,804
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+	1,000	1,055,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease (continued)

Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	A-	$1,755	$1,624,515
NJ Econ Dev Auth Rev Sch Facs Constr Q2 Rmkt (FSA)	5.00%	3/1/2022	AAA	1,500	1,561,725
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-	1,500	1,497,765
NJ St Equip Lease Purchase Ser A	5.00%	6/15/2023	AA-	1,000	1,015,650
NY St Urban Dev Corp NY Ref Svc Contract Ser B	5.25%	1/1/2025	AA-	5,000	5,205,150
PA Indl Dev Auth PA Ref Econ Dev	5.50%	7/1/2023	AA-	3,000	3,090,660
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj (XLCA)	5.00%	3/1/2022	BBB-	1,000	1,012,600
St. Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,023,380
St. Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,027,250
Total					23,079,222

Miscellaneous 5.32%

Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	3,000	2,936,130
Bellevue WA Convtn Ctr Auth Spl Oblig Rev (MBIA)	Zero Coupon	2/1/2024	AA	1,400	624,498
Bemidji MN Lease Rev MN St Bureau Crim Appreh (MBIA)	5.80%	12/1/2021	Aa2	460	464,103
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.50%	7/1/2020	AA	700	702,870
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.75%	7/1/2015	AA	1,500	1,518,870
Jacksonville FL Excise Taxes Ser C AMT (MBIA)	5.25%	10/1/2020	AA	1,000	1,025,690
LA Loc Govt Env Fac Cmnty Dev Auth Rev Pkg Fac Corp Garage Pj Ser A (AMBAC)	5.375%	10/1/2026	AA	1,500	1,536,825
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events (MBIA)	5.00%	12/15/2019	AA	750	778,733
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd†	5.50%	9/1/2036	Ba1	1,000	858,880
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	2,580	2,281,055
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	3.37%#	4/1/2014	A+	4,800	4,660,848
Miami-Dade Cnty FL Spl Oblig Sub Ser A (MBIA)	Zero Coupon	10/1/2024	AA	3,000	1,272,870
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	257,060
Orange Cnty FL Sales Tax Rev Ser B (FGIC)	5.125%	1/1/2032	AA	1,425	1,439,506
Osceola Cnty Tourist Dev Tax Rev Ser A (FGIC)	5.00%	10/1/2032	A2	1,400	1,400,952
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	825	799,227
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	1,400	1,284,780
Salt Verde Fin Corp Sr Gas Rv AZ	5.25%	12/1/2023	AA-	1,000	946,290
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB	1,000	1,009,890
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB	1,000	888,300
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB	500	487,445
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA)	5.75%	12/1/2028	AA	1,000	1,072,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Miscellaneous (continued)

St. John Baptist Parish LA Rev Marathon Oil Corp Ser A~(b)	5.125%	6/1/2037	BBB+	$10,500	$9,411,780
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB	7,500	6,737,625
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (MBIA)	6.00%	10/1/2015	AA	450	493,344
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	926,370
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	1,000	896,100
West Palm Beach FL Cmnty Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	522,641
Willacy Cnty TX Loc Govt Corp Rev Pj A-2	6.00%	9/1/2010	NR	1,250	1,256,650
Total					48,491,622

Nursing Home 5.43%

Alachua Cnty FL Indl Dev Rev North FL Ret Village	5.875%	11/15/2036	NR	5,000	4,354,050
AZ Hlth Facs Auth Hlthcare Beautitudes Campus Pj	5.20%	10/1/2037	NR	3,500	2,745,050
CT St Dev Auth Hlth Fac Rev Alzheimers Resh Ctr Pj	5.40%	8/15/2021	NR	880	785,998
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	2,000	1,671,560
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	2,700	2,257,443
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2027	NR	1,500	1,275,270
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2033	NR	2,000	1,606,780
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,288,215
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2043	NR	1,500	1,213,410
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR	1,000	1,001,280
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR	1,500	1,470,585
IL Fin Auth Rev Montgomery Place Pj Ser A	5.75%	5/15/2038	NR	1,500	1,304,805
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR	1,250	1,138,138
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR	1,250	1,110,088
Lancaster Cnty PA Hosp Auth Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	2,250	2,226,060
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	1,500	1,307,505
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	3,585	3,045,063
Manhattan KS Hlthcare Fac Rev Meadowlark Hills Ret A	5.00%	5/15/2029	NR	4,050	3,353,035
Nassau Cnty NY Indl Dev Agy Continuity Care Ret Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	2,149,226
NC Med Care Commn Ret Facs Rev First Mtg UTD Methodist C	5.50%	10/1/2032	NR	2,500	2,394,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Nursing Home (continued)

NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		$1,440	$1,249,387
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	819,720
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		1,000	850,060
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		1,100	914,023
St. Louis Cnty MO Indl Dev Auth Sr Living Facs Rev St. Andrews Resh For Srs Ser A	6.375%	12/1/2041	NR		1,000	929,280
Tarrant Cnty TX Cultural Ed Facs Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		3,000	2,620,230
WA St Hlthcare Facs Auth Rev Unrefunded Bal Providence Hlth A (FGIC)	5.00%	10/1/2036	AA		1,460	1,423,237
WA St Hsg Fin Commn Nonprofit Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR		3,550	3,025,878
Total						49,529,376

Power 7.33%

American Muni Pwr OH Inc Prairie St Enrg Campus Pj A(c)	5.25%	2/15/2027	A1		5,000	5,033,500
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Caa1		1,375	887,961
Emerald Coast FL Utils Auth Rev Sys (FGIC)	5.25%	1/1/2036	BBB	(a)	1,000	1,014,220
Lewis Cnty Pub Util Dist No 1 WA Ser A (FSA)	5.00%	12/1/2027	Aaa		5,000	5,145,500
Los Angeles Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA		5,000	5,097,950
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	A-		2,200	1,952,126
MI St Strategic Fd Ltd Oblig (AMBAC)	7.00%	5/1/2021	AA		500	591,715
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB (MBIA)	7.00%	7/15/2008	AA		350	350,413
MS Business Fin Corp Sys Energy Res Inc Pj	5.875%	4/1/2022	BBB		2,500	2,450,150
NC Eastern Muni Pwr Agy NC Ser A (AG)	5.25%	1/1/2019	AAA		5,000	5,299,050
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2020	A2		2,000	2,066,440
Pinal Cnty AZ Electric Dist No 4	6.00%	12/1/2028	BBB-		740	745,646
Puerto Rico Elec Pwr Auth Rev Ser DD (FSA)	4.50%	7/1/2019	AAA		95	95,143
Riverside CA Issue D (FSA)	5.00%	10/1/2025	AAA		1,850	1,920,504
Sabine River Authority TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA		2,500	2,522,775
Sacramento CA Muni Util Dist Ser T (FGIC)	5.00%	5/15/2030	A		5,000	4,889,150
Sacramento Muni Util Dist~(b) (FSA)	5.00%	8/15/2023	AAA		3,650	3,819,178
Sacramento Muni Util Dist~(b) (FSA)	5.00%	8/15/2024	AAA		2,920	3,055,342
Sacramento Muni Util Dist~(b) (FSA)	5.00%	8/15/2025	AAA		2,920	3,055,342
SC St Pub Svc (FSA)	5.25%	1/1/2019	AAA		950	1,001,091
TN Energy Acq Corp Gas Rev Ser A	5.00%	9/1/2013	AA-		2,500	2,508,850
TN Energy Acq Corp.~(b)	5.25%	9/1/2021	AA-		2,100	1,944,474
TN Energy Acq Corp.~(b)	5.25%	9/1/2026	AA-		11,900	11,018,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Power (contintued)

Western MN Muni Pwr Agy Ser A (MBIA)	5.00%	1/1/2026	A1	$400	$403,844
Total					66,869,050

Pre-Refunded 10.82%

Adrian MI City Sch Dist (FSA)	5.00%	5/1/2034	AAA	1,500	1,609,440
Boise City ID Lease Rev Urban Renewal ADA Cnty Courts (AMBAC)	6.25%	8/15/2019	AA	5,000	5,262,800
CA St	5.25%	4/1/2034	AAA	5,000	5,478,750
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	267,105
CO Hlth Fac Auth Rev Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,228,740
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (MBIA)	Zero Coupon	8/1/2015	AA	840	540,145
Duluth MN Econ Dev Benedictine Hlth Sys St. Mary’s	5.25%	2/15/2028	A-	1,000	1,070,070
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,744,860
Glendale AZ Indl Dev Auth Midwestern Univ Ser A	5.75%	5/15/2021	AAA	1,000	1,082,990
Glendale AZ Indl Dev Auth Midwestern Univ Ser A	5.875%	5/15/2031	AAA	1,000	1,086,400
Greenville Cnty SC Sch Dist Installment Purp Rev Bldg Equity Sooner Tomorrow	5.50%	12/1/2028	Aaa	4,000	4,375,760
Greenville MI Pub Sch (FSA)	6.00%	5/1/2025	AAA	1,000	1,034,580
Harris Cnty TX Hlth Fac Dev St. Lukes Episcopal Hosp Ser A COP	5.375%	2/15/2026	AAA	1,000	1,062,770
Hartland MI Cons Sch Dist (FGIC)	6.00%	5/1/2021	AA-	1,950	2,064,640
Highlands Cnty FL Facs Auth Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A1	2,000	2,227,380
Highlands Cnty FL Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A1	4,755	5,212,859
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+	5,400	5,854,194
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev ETM RIBs (FGIC)	7.093%#	6/1/2011	AAA	1,400	1,403,668
Katy TX Indpt Sch Dist Ltd Tax (PSFG)	6.125%	2/15/2032	AAA	1,000	1,026,570
Lake Orion MI Cmnty Sch Dist Ser A (FGIC)	6.00%	5/1/2017	Aa3	1,335	1,413,485
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,082,170
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA	100	106,358
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,119,630
MI St COP (AMBAC)	Zero Coupon	6/1/2022	AA	2,000	1,015,760
MI St Hse Reps Cap Apprec COP (AMBAC)	Zero Coupon	8/15/2024	AA	3,565	1,553,734
Miami-Dade Cnty FL Edl Facs Auth Rev Ser A (AMBAC)	6.00%	4/1/2023	AA	2,000	2,131,420
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev (FGIC)	6.375%	7/1/2029	A3	1,000	1,075,700
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	AAA	3,000	3,409,680
MS Hosp Equip & Fac Forrest Cnty Auth Gen Hosp Pj (FSA)	6.00%	1/1/2030	Aaa	615	661,039
New York City NY Ser A	6.00%	5/15/2030	AAA	2,155	2,310,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded (continued)

New York City NY Ser A	6.00%	5/15/2030	AA		$20	$20,938
NY St Dorm Auth Rev St Supp Debt Fashion Inst Tech (FSA)	5.50%	7/1/2030	AAA		115	122,464
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A2		1,000	1,093,330
Phoenix AZ Civic Impt Corp (FGIC)	6.00%	7/1/2024	AA-		2,400	2,574,072
Potterville MI Pub Sch (FSA)	6.00%	5/1/2029	NR		1,000	1,034,580
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C (FSA)	6.00%	7/1/2029	AAA		1,880	2,018,255
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	AAA		1,185	1,282,123
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,080,940
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3		95	102,059
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2020	A2		1,210	1,296,539
RI St Econ Dev Corp Arpt Rev Ser B (FGIC)	6.00%	7/1/2028	A2		1,200	1,285,824
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,120,150
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Alliance A	7.375%	12/15/2021	NR		2,000	2,247,420
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		1,780	2,000,275
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+		240	269,700
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,395,363
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(a)	750	837,218
Tampa Bay Wtr FL Util Sys Rev (FGIC)	6.00%	10/1/2024	AAA		3,000	3,262,530
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,644,525
Univ Central AR Rev Hsg Sys (FSA)	6.50%	1/1/2031	AAA		2,425	2,610,149
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4 (FGIC)	6.00%	8/1/2026	A-		3,025	3,213,941
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj (MBIA)	5.125%	4/1/2034	AA		1,000	1,087,460
Western WA Univ Rev Student Rec Fee (MBIA)	5.00%	5/1/2033	AA		20	21,212
Wood Cnty OH Pub Libr Impt (MBIA)	5.875%	12/1/2022	Aa3		1,000	1,104,870
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa3		2,000	2,416,320
Total						98,655,933

Resource Recovery 2.57%

Cnty of Tooele UT Union Pacific Pj A Rmkt	5.70%	11/1/2026	BBB		5,000	4,877,500
Fort Wayne IN Pollutn Ctrl Rev Ref Gen Mtrs Corp Pj	6.20%	10/15/2025	B		2,585	2,049,078
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		2,800	2,411,220
Madre Metro Dist No 2 CO Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR		1,000	771,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Resource Recovery (continued)

MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	$1,245	$1,248,648
MS Business Fin Corp Ref Sys Energy Res Inc Pj	5.90%	5/1/2022	BBB	2,450	2,406,659
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy B AMT	6.75%#	12/1/2036	Ba3	6,000	6,075,120
Sabine River Auth TX Pollutn Ctrl Rev TXU Energy Co Pj Ser A	5.80%#	7/1/2022	CCC	1,000	828,490
Socorro TX Indpt Sch Dist Unrefunded Bal (PSFG)	6.00%	2/15/2015	AAA	35	35,103
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(b)	5.25%	9/1/2036	BBB+	3,000	2,684,520
Total					23,388,238

Sales Tax 4.80%

Orange Cnty FL Ser A (MBIA)	5.00%	10/1/2021	AA	5,000	5,122,350
Dallas Area Rapid Transit~(b)	5.00%	12/1/2022	AAA	9,645	9,990,354
Dallas Area Rapid Transit~(b)	5.00%	12/1/2023	AAA	6,135	6,354,673
Dallas Area Rapid Transit~(b)	5.00%	12/1/2024	AAA	8,070	8,358,959
Dallas Area Rapid Transit~(b)	5.00%	12/1/2028	AAA	7,160	7,416,375
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	448,030
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A(c)	6.75%	6/15/2028	Ba2	1,000	959,820
UT Transit Auth~(b)	5.00%	6/15/2028	AAA	5,000	5,149,975
Total					43,800,536

Special Tax 1.86%

Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,000	933,350
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	840,830
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,481,250
Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,430	1,242,684
Branson Hills Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	863,521
CA St Unrefunded Bal	5.25%	4/1/2034	A+	5	5,051
Clark Cnty NV Impt Dist Spl Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	813,479
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev A	5.60%	5/1/2039	NR	750	532,065
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev B	5.50%	5/1/2017	NR	1,490	1,200,180
Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	1,780,229
Lakeside Landings Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	675	527,425
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	955	872,354
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	1,749,468
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1 (FSA)	5.25%	9/1/2028	AAA	355	360,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

San Juan Cnty NM Tax/Motor Ref & Impt (IBC) (MBIA)	5.25%	5/15/2022	AA	$390	$410,058
Sparks Loc Impt Dist Ltd Oblig Dist No 3(c)	6.75%	9/1/2027	NR	1,000	960,500
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	908,450
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	BBB+	1,500	1,459,335
Total					16,940,455

Tobacco 4.04%

Badger Tob Asset Securitization Corp WI	6.375%	6/1/2032	BBB	270	265,526
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	3,000	2,713,200
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BBB	2,940	2,523,843
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	4,500	4,016,385
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	1,000	835,670
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2~(b)	5.875%	6/1/2047	BBB	4,876	4,074,727
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BBB	3,850	3,536,456
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BBB	9,000	7,344,000
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BBB	4,700	3,597,098
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(b)	5.75%	6/1/2047	BBB	4,000	3,412,560
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	6,000	4,537,260
Total					36,856,725

Toll Roads 1.55%

AZ St Transn Bd Ser A	5.00%	7/1/2027	AAA	3,000	3,107,430
AZ St Transn Bd Ser A	5.00%	7/1/2030	AAA	5,000	5,122,550
NY St Twy Auth Hwy & Brdg Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,237,150
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B2	1,200	649,092
Total					14,116,222

Transportation 8.78%

Alliance Arpt Auth Inc TX Spl Fac Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	4,500	1,963,710
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	5,000	4,484,650
Billings MT Arpt Rev AMT (MBIA)	6.10%	7/1/2016	AA	190	199,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Transportation (continued)

Billings MT Arpt Rev AMT (MBIA)	6.20%	7/1/2020	AA		$2,775	$2,904,481
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor (FGIC)	5.25%	2/1/2021	AAA		1,750	1,872,518
Chicago IL O’Hare Intl Arpt Rev Ser A (FSA)~(b)	5.00%	1/1/2033	AAA	(a)	10,000	9,958,000
Dallas-Fort Worth TX Intl Arpt American Airlines Inc AMT	6.375%	5/1/2035	CCC+		2,025	1,017,907
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev American Airlines Inc AMT	5.50%	11/1/2030	CCC+		2,300	1,074,790
Dallas-Fort Worth TX Intl Arpt Impt Jt Ser B AMT (FSA)	5.00%	11/1/2035	AAA		1,330	1,217,163
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B AMT (MBIA)	6.00%	11/1/2023	AA		1,250	1,251,450
Dallas-Fort Worth TX Intl Arpt Rev Jt Ser B AMT (MBIA)	6.25%	11/1/2028	AA		1,000	1,002,660
Houston TX Arpt Sys Rev Sub Lien Ser A AMT (FGIC)	5.50%	7/1/2012	A+		1,610	1,647,932
Houston TX Spl Facs Continental Ser E	6.75%	7/1/2021	B-		3,000	2,513,070
Metro WA Arpts Auth~(b)	5.375%	10/1/2028	AA-		2,500	2,448,050
Metro WA Arpts Auth~(b)	5.00%	10/1/2022	AA-		3,250	3,182,465
MI St Truck Line (FGIC)	5.00%	11/1/2021	AA+		2,000	2,071,500
Miami-Dade Cnty FL Aviation Miami Intl Arpt Hub Ser B (MBIA)	4.50%	10/1/2031	AA		520	466,268
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2		2,000	1,768,120
New York City NY Indl Dev Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		5,500	5,543,615
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	789,847
North TX Twy Auth Rev First Tier Ser A	6.00%	1/1/2025	A2		5,000	5,254,650
OR St Dept Transn Hwy User Tax Rev Sr Lien Ser C	5.00%	11/15/2018	AAA		5,000	5,403,400
PA St Tpk Commn Tpk Rev Ser A (AMBAC)	5.25%	12/1/2032	AA		5,000	5,089,550
Port Auth NY & NJ Cons 152nd	5.75%	11/1/2030	AA-		4,000	4,148,600
Port Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT (MBIA)	6.00%	9/1/2029	AA		1,085	1,095,232
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA		495	506,048
St. Paul MN Port Auth Lease Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+		1,000	1,016,060
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR		750	591,938
St. Paul Port MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+		895	899,940
Susquehanna Area Regl Arpt Auth PA Ser A AMT	6.50%	1/1/2038	Baa3		3,500	3,463,740
Texas St Transn Commn First Tier	5.00%	4/1/2022	AAA		5,000	5,215,500
Total						80,062,403

Water/Sewer 4.40%

Aurora CO Ref First Lien Ser A	4.75%	8/1/2027	Aa3		1,000	1,001,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Water/Sewer (continued)

Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT (MBIA)	5.00%	2/15/2028	AA		$1,000	$983,980
CA St Dept of Wtr Resources Central Vly Pj Ser AE	5.00%	12/1/2027	AAA		2,500	2,592,900
Chicago IL Ref Second Lien (FSA)	5.00%	11/1/2028	AAA		2,750	2,780,800
Detroit MI Wtr Supply Sys Sr Lien Ser A (MBIA)	5.00%	7/1/2034	Aaa		1,000	957,920
Gautier MI Util Dist Util Sys Rev (FGIC)	5.125%	3/1/2019	BBB	(a)	425	433,415
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A (FGIC)	4.75%	1/1/2028	Aa2		1,050	1,050,199
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1		1,180	1,182,207
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A (FGIC)	5.00%	10/1/2032	A+	(a)	1,000	990,220
Miami Beach FL Wtr & Swr Rev (AMBAC)	5.50%	9/1/2027	AA		1,000	1,034,620
Midlothian TX Wtr Dist (FSA)	Zero Coupon	9/1/2022	AAA		2,000	970,760
OR St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A (MBIA)	5.50%	1/1/2017	AA		280	286,152
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Resh LLC Pj AMT	6.55%	12/1/2037	NR		3,000	2,728,950
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2044	BBB-		5,750	5,973,272
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA		10,000	10,137,100
Rockingham NC COP (AMBAC)	5.00%	4/1/2020	AA		1,205	1,242,343
SD Conservancy Dist (AMBAC)	5.00%	8/1/2022	Aaa		2,700	2,749,950
SD Conservancy Dist Rev Clean Wtr St Revolving Fd (AMBAC)	5.00%	8/1/2022	Aaa		500	507,955
UT Wtr Fin Agy Rev Pooled Ln Fin Pg (AMBAC)	5.125%	7/1/2023	Aa3		1,000	1,020,780
WV St Wtr Dev Auth Rev Ln Pg III Ser A AMT (AMBAC)	6.25%	7/1/2030	AA		1,470	1,511,028
Total						40,136,101

Total Municipal Bonds (cost $1,034,847,808)						1,007,410,100

					Shares
					(000)
SHORT-TERM INVESTMENTS 0.55%
Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus					5,017	5,016,752
SSgA Tax Free Money Market Fund					6	5,986
Total Short-Term Investments (cost $5,022,738)						5,022,738
Total Investments in Securities 111.02% (cost $1,039,870,546)						1,012,432,838
Liabilities in Excess of Cash and Other Assets(d) (11.02%)						(100,527,738)
Net Assets 100.00%						$911,905,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND  June 30, 2008

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	494	Short	$(57,103,313)	$(612,723)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND  June 30, 2008

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 106.86%

Education 6.07%

Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3		$500	$509,620
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Baa3		1,000	859,200
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		1,000	885,210
CA Edl Facs Auth Rev Univ of San Diego (AMBAC)	5.00%	10/1/2028	Aaa		1,250	1,267,450
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-		1,000	861,620
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,085	1,086,486
CA Muni Fin Auth Rev Bonds High Tech High Chula Vista B †	6.00%	7/1/2028	BB+	(a)	850	829,711
CA St Unrefunded Bal	5.125%	6/1/2027	A+		5	5,073
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR		1,300	1,131,663
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	424,165
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	1,010,466
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,250	1,087,787
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (FGIC)	Zero Coupon	8/1/2028	A		1,000	331,210
Total						10,289,661

General Obligation 29.35%

Antelope Vly CA Unif High Sch (MBIA)	5.00%	8/1/2022	AA		2,080	2,133,311
Barstow CA Unif Sch Dist Ser A (FGIC)	5.00%	8/1/2026	A3		2,500	2,515,475
Berkeley CA Measure I-Animal Shelter Pj	4.625%	9/1/2037	AAA		1,500	1,429,530
CA St	5.00%	8/1/2019	A+		2,000	2,083,440
CA St~(b)	5.00%	9/1/2028	A+		12,000	12,063,120
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-		640	634,138
CA St Purp	5.25%	11/1/2027	A+		520	532,568
CA St Var Purp	5.00%	11/1/2027	A+		2,200	2,211,264
CA St Var Purp & Ref	5.00%	4/1/2026	A+		5,000	5,045,700
Capistrano CA Unif Sch Dist Fac Impt Dist No 001 Ser A (FGIC)	6.00%	8/1/2024	A+		2,500	2,620,150
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	4.50%	8/1/2031	Aa1		1,800	1,698,696
Huntington Beach CA Unif High Sch Dist Election 2004 (FSA)	5.00%	8/1/2029	AAA		1,000	1,016,720
Los Angeles Unif Sch Dist CA Drivers Ser 2048 (FSA)~(b)	5.00%	7/1/2028	AAA		3,000	3,080,910
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.00%	8/1/2024	A	(a)	1,060	1,082,281
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001 (FGIC)	5.25%	8/1/2022	A	(a)	1,230	1,276,494
Oak Vly CA Hosp Dist Election 2004 (FGIC)	5.00%	7/1/2033	A3		500	503,225
Oxnard CA Unif High Sch Dist Ser A (MBIA)	6.00%	2/1/2020	AA		650	693,024
Oxnard CA Unif High Sch Dist Ser A (MBIA)	6.20%	8/1/2030	AA		3,000	3,155,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND  June 30, 2008

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)

Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	AA		$3,500	$1,294,125
Pomona CA Unif Sch Dist (MBIA)	6.15%	8/1/2030	AA		1,000	1,047,110
Pomona CA Unif Sch Dist Ser A (MBIA)	6.55%	8/1/2029	AA		1,000	1,104,990
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-		995	998,950
Riverside CA Cmnty College Dis Dist Unrefunded Bal Ser A (MBIA)	5.50%	8/1/2029	AA		15	15,603
Yosemite Cmnty College Dist CA Election 2004 Ser C (FSA)	5.00%	8/1/2028	AAA		1,500	1,544,235
Total						49,780,639

Healthcare 13.56%

Abag Fin Auth For Nonprofit Corp CA Rev Childrens Hosp & Resh A	5.25%#	12/1/2027	A		1,000	971,510
CA Hlth Facs Fin Auth~(b)	5.00%	11/15/2042	AA-		6,000	5,680,020
CA Hlth Facs Fin Auth Rev CA NV Methodist	5.00%	7/1/2036	A+		1,000	960,710
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,524,875
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A		1,300	1,307,930
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+		650	655,395
CA Infrastr & Econ Dev Bk Rev Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3		1,500	1,516,590
CA Muni Fin Auth Ctfs Cmnty Hosps Central CA	5.25%	2/1/2037	Baa2		1,000	893,030
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		1,000	995,510
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth	5.25%	7/1/2035	BBB+		1,675	1,556,544
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs A†	5.125%	4/1/2037	BBB		2,000	1,720,120
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,249,125
Rancho Mirage CA Jt Pwrs Fin Auth Rev Eisenhower Med Ctr Ser A	5.00%	7/1/2021	A3		1,000	1,009,370
Sierra View Loc Hlthcare Dist CA	5.25%	7/1/2032	A	(a)	1,000	926,070
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		500	503,990
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	6.00%	6/1/2022	A+		500	523,780
Total						22,994,569

Industrial 3.01%

Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A		2,500	2,358,825
Tob Securitization Auth Lease North CA Tob Sttlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB		1,000	830,000
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB		2,250	1,923,682
Total						5,112,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND  June 30, 2008

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 7.63%

CA St Pub Wrk Bd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A	$2,050	$2,069,660
CA St Pub Wrk Bd Lease Rev Dept Gen Svcs Teale Data (AMBAC)	5.25%	3/1/2020	Aaa	1,000	1,029,410
Los Angeles CA Muni Impt Corp Lease Rev Ser B 1 (FGIC)	5.00%	8/1/2027	AA-	2,000	2,028,160
Palm Springs CA Fin Auth Convention Ctr Pj Ser A (MBIA)	5.50%	11/1/2035	AA	1,000	1,040,550
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	941,520
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	AA	2,575	2,631,753
Santa Ana CA Unif Sch Dist Fin Pj COP (FSA)	Zero Coupon	4/1/2019	AAA	2,295	1,378,629
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB+	2,000	1,826,800
Total					12,946,482

Miscellaneous 0.85%

Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	AA	1,000	1,032,900
Oakland CA Jt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	405	415,753
Total					1,448,653

Power 4.81%

City of Riverside CA Issue D (FSA)	5.00%	10/1/2027	AAA	1,250	1,287,300
Long Beach Bds Fin Auth Ser A	5.50%	11/15/2037	A1	1,000	948,420
Sacramento Muni Util Dist (FSA)~(b)	5.00%	8/15/2023	AAA	1,920	2,008,992
Sacramento Muni Util Dist (FSA)~(b)	5.00%	8/15/2024	AAA	1,540	1,611,379
Sacramento Muni Util Dist (FSA)~(b)	5.00%	8/15/2025	AAA	1,540	1,611,379
Shasta CA Jt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A (MBIA)	5.25%	4/1/2023	AA	675	688,270
Total					8,155,740

Pre-Refunded 14.76%

CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,214,890
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,220,524
CA St (AMBAC)~(b)	5.00%	4/1/2031	AAA	10,000	10,821,200
CA Statewide Cmnty Dev Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	1,000	860,540
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A (MBIA)	5.25%	9/1/2026	AA	2,000	2,138,400
El Monte CA City Sch Dist Ser A (FSA)	6.25%	5/1/2025	AAA	1,230	1,318,105
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM (MBIA)	6.75%	7/1/2020	AA	795	920,372
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (MBIA)	5.00%	7/1/2032	AAA	1,500	1,614,390
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	797,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND  June 30, 2008

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)

Sacramento CA City Fin Auth Rev Cap Impt Ser A (AMBAC)	5.00%	12/1/2020	AA		$1,000	$1,057,050
Southwestern Cmnty College Dist CA (AMBAC)	5.375%	8/1/2025	AA		1,000	1,080,270
Total						25,043,156

Resource Recovery 2.23%

CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT (MBIA)	5.35%	12/1/2016	AA		2,000	2,030,760
CA Pollutn Ctrl Fin Auth Soild Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB		1,000	849,310
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	910,490
Total						3,790,560

Sales Tax 2.40%

Los Angeles Cnty CA Met Trans Auth Sales Tax Rev Sr Ser A (FSA)	4.50%	7/1/2030	AAA		1,000	922,610
Los Angeles Cnty Metro Trans Auth Metro Trans Ser A	5.00%	7/1/2022	AAA		3,000	3,149,250
Total						4,071,860

Special Tax 6.04%

Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,261,245
Dana Point Cmnty Facs Dist No 2006-1(c)	5.625%	9/1/2033	NR		550	545,199
Dana Point Cmnty Facs Dist No 2006-1(c)	5.625%	9/1/2037	NR		940	924,697
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR		1,710	1,387,870
Los Angeles Cnty CA Pub Wks Fin Auth Los Angeles Regl Pk Open Space (FSA)	5.25%	10/1/2018	AAA		1,000	1,098,860
Redding CA Redev Agy Tax Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+		600	547,920
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	AA		3,985	4,178,830
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	AA		310	293,409
Total						10,238,030

Tobacco 2.65%

Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB		1,000	765,340
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1	5.75%	6/1/2047	BBB		2,500	2,132,850
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1~(b)	5.75%	6/1/2047	BBB		1,400	1,194,396
Silicon Vly Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB+	(a)	3,500	406,175
Total						4,498,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND  June 30, 2008

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Transportation 4.45%

Bay Area Govt Assn CA Rev Bart SFO Extn Arpt Premium A (AMBAC)	5.00%	8/1/2026	AA		$2,000	$2,005,040
Fresno CA Arpt Rev Ser A (FSA)	5.50%	7/1/2030	AAA		1,500	1,558,050
Palm Springs CA Ref Sub Palm Springs Intl Arpt	5.30%	7/1/2013	NR		200	199,134
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.00%	7/1/2018	NR		250	247,412
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.40%	7/1/2023	NR		300	297,153
Palm Springs CA Ref Sub Palm Springs Intl Arpt	6.50%	7/1/2027	NR		260	256,103
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA		1,000	1,059,070
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT (FSA)	6.125%	1/1/2027	AAA		490	500,937
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT (FSA)	5.75%	1/1/2014	AAA		500	511,000
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.00%	3/1/2037	AA		1,000	917,450
Total						7,551,349

Water/Sewer 9.05%

CA St Department of Wtr Resources Central Vly Pj Ser AE	5.00%	12/1/2026	AAA		4,000	4,164,840
Chino Basin Desalter Auth Ser A(c)	5.00%	6/1/2027	AAA		2,000	2,048,940
Imperial CA Ref Wtr Fac COP (FGIC)	5.00%	10/15/2020	BBB	(a)	3,250	3,304,047
Los Angeles CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1 (FSA)	5.00%	7/1/2015	AAA		1,000	1,083,960
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA		250	254,330
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2044	BBB-		1,000	1,038,830
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-		1,550	1,621,099
San Luis Opispo Cnty CA Ser A (MBIA)	5.375%	8/1/2030	AA		1,800	1,829,772
Total						15,345,818
Total Municipal Bonds (cost $184,767,688)						181,267,785

	Shares
	(000)
SHORT-TERM INVESTMENT 0.70%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $1,182,868)	1,183	1,182,867
Total Investments in Securities 107.56% (cost $185,950,556)		182,450,652
Liabilities in Excess of Cash and Other Assets (d) (7.56%)		(12,819,617)
Net Assets 100.00%		$169,631,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND  June 30, 2008

Open Futures Contracts at June 30, 2008:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation
U.S. 30-Year Treasury Bond	September 2008	177	Short	$(20,460,094)	$(221,403)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 101.99%

Education 25.79%

CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT (MBIA)	4.80%	11/15/2022	A2	$2,160	$1,992,082
CT St Hlth & Edl Facs Auth (AG)~(b)	5.00%	7/1/2038	AAA	4,610	4,712,111
CT St Hlth & Edl Facs Auth (AG)~(b)	5.00%	7/1/2028	AAA	4,050	4,139,707
CT St Hlth & Edl Facs Auth (AG)~(b)	5.00%	7/1/2033	AAA	1,500	1,533,225
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2026	A-	450	450,702
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	A	100	90,102
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A (RADIAN)	5.00%	7/1/2027	A	100	97,017
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.25%	7/1/2022	AA	400	417,464
CT St Hlth & Edl Facs Auth Rev CT College Ser G (MBIA)	4.50%	7/1/2037	AA	695	641,151
CT St Hlth & Edl Facs Auth Rev Greenwich Academy Ser E (FSA)	5.25%	3/1/2032	AAA	1,000	1,077,680
CT St Hlth & Edl Facs Auth Rev Gunnery Sch (RADIAN)	5.35%	7/1/2031	Aaa	695	686,848
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	Aaa	95	90,013
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A (AMBAC)	5.00%	7/1/2034	Aaa	1,250	1,259,650
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser H (AMBAC)	5.00%	7/1/2036	Aaa	3,040	3,040,000
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2026	AAA	3,000	3,043,410
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2027	AA	1,000	1,011,550
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	AA	465	469,696
CT St Hlth & Edl Facs Auth Rev Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	AA	725	728,647
CT St Hlth & Edl Facs Auth Rev Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	230	231,194
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H (MBIA)	4.75%	7/1/2023	AA	1,030	1,034,800
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J (MBIA)	4.25%	7/1/2031	AA	1,000	902,150
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	217,141
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	A	2,900	2,804,039
CT St Hlth & Edl Facs Auth Yale Univ T-1	4.70%	7/1/2029	AAA	2,250	2,251,620
Univ CT Ser A	5.00%	4/1/2018	AA	1,580	1,690,711
Total					34,612,710

General Obligation 18.47%

Bridgeport CT Ser C (FGIC)	4.75%	8/15/2021	A-	1,000	993,200
CT St Ser A	5.00%	4/15/2028	AA	2,555	2,632,570
CT St Ser B	4.75%	5/1/2022	AA	2,000	2,039,180
CT St Ser B	4.75%	5/1/2023	AA	2,000	2,027,300
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,020,720
CT St Ser B	5.00%	5/1/2025	AA	4,000	4,135,800
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	AA	1,470	1,532,210
Montville CT	6.70%	6/15/2009	Aa3	550	575,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Montville CT	6.70%	6/15/2010	Aa3	$575	$616,348
New Haven CT (AMBAC)	5.00%	11/1/2020	AA	2,000	2,088,460
New Haven CT Ser A (AG)	4.75%	3/1/2028	AAA	1,145	1,148,458
New Haven CT Unrefunded Bal Ser B (FGIC)	5.00%	11/1/2019	A3	560	579,264
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	2,156,275
Puerto Rico Comwlth Pub Impt Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,180,951
Puerto Rico Comwlth Unrefunded Bal Pub Impt (FSA)	5.125%	7/1/2030	AAA	945	955,310
Redding CT	6.60%	4/15/2010	Aaa	100	106,958
Total					24,788,161

Healthcare 11.99%

CT St Dev Auth Hlth Facs Rev Alzheimers Res Ctr CT Inc Pj	5.50%	8/15/2027	NR	1,380	1,180,342
CT St Dev Auth Rev Duncaster Inc Pj (RADIAN)	5.125%	8/1/2022	A	235	232,554
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A (MBIA)	6.625%	7/1/2018	AA	1,250	1,253,288
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B (RADIAN)	5.50%	7/1/2021	NR	1,000	1,012,710
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F (MBIA)	5.625%	11/15/2020	AA	325	335,634
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser C (AMBAC)	5.625%	7/1/2029	AA	970	1,002,417
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F (AG)	5.00%	7/1/2031	AAA	1,750	1,764,910
CT St Hlth & Edl Facs Auth Rev CT College Ser E (MBIA)	5.00%	7/1/2032	AA	1,050	1,057,833
CT St Hlth & Edl Facs Auth Rev Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	A	1,345	1,287,165
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C (RADIAN)	5.75%	7/1/2029	A	650	663,520
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G (FSA)	5.00%	7/1/2035	AAA	1,000	1,003,510
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	AA	1,715	1,759,298
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2031	AA	3,500	3,536,750
Total					16,089,931

Housing 1.05%

CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT (AMBAC)	4.90%	11/15/2035	AAA	1,000	903,800
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg (AMBAC)	5.85%	6/15/2030	AA	500	505,355
Total					1,409,155

Industrial 3.39%

CT St Dev Auth Govt Lease Rev (MBIA)	6.60%	6/15/2014	AA	500	500,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)

New Haven CT Solid Waste Auth	5.375%	6/1/2028	A	$1,500	$1,499,010
Sprague CT Envr Impt Intl Paper Co Pj Ser A AMT	5.70%	10/1/2021	BBB	900	846,729
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,709,940
Total					4,556,589

Lease 1.46%

Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	971,120
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	988,430
Total					1,959,550

Power 5.21%

CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	1,500	1,416,870
CT St Muni Elec Energy Co Op Pwr Supply Sys Rev Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,710,060
Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3	1,500	1,446,630
Puerto Rico Electric Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,475,790
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	940,160
Total					6,989,510

Pre-Refunded 20.01%

Bridgeport CT Ser C (FGIC)	5.00%	8/15/2020	A-	500	527,390
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E (FGIC)	5.00%	11/1/2033	AA	750	800,993
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.25%	7/1/2019	AA	600	626,388
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I (MBIA)	5.50%	7/1/2029	AA	1,235	1,292,341
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,943,737
CT St Hlth & Edl Facs Auth Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A1	3,200	3,356,448
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,060,440
CT St Ser A	6.00%	4/15/2015	Aa3	1,000	1,066,930
CT St Ser B	5.60%	6/15/2020	Aa3	250	262,558
New Haven CT EM Ser C (MBIA)	5.00%	11/1/2021	AAA	10	10,736
New Haven CT Ser A (AMBAC)	5.00%	11/1/2021	AAA	30	30,915
New Haven CT Unrefunded Bal Ser A (AMBAC)	5.00%	11/1/2021	AAA	970	1,038,472
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	A3	1,000	1,060,880
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D (FSA)	5.00%	7/1/2032	AAA	410	436,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	$1,925	$2,079,866
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (MBIA)	5.00%	7/1/2032	AAA	1,500	1,614,390
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	1,000	1,083,150
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	797,415
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser (AMBAC)	5.375%	8/1/2025	AA	1,000	1,063,550
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser (AMBAC)	5.375%	8/1/2030	AA	1,000	1,063,550
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	422,491
Univ CT Rev Student Fee Ser A (FGIC)	5.75%	11/15/2020	Aa3	205	220,912
Univ CT Rev Student Fee Ser A (FGIC)	6.00%	11/15/2025	Aa3	500	541,655
Univ CT Ser A (FGIC)	5.625%	3/1/2020	AA	1,000	1,058,750
Waterbury CT Ser A (FSA)	5.125%	4/1/2022	AAA	2,250	2,397,487
Total					26,858,119

Resource Recovery 0.94%

Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%	6/15/2022	Aa3	250	244,350
Stamford CT Wtr Pollutn Ctrl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,014,980
Total					1,259,330

Sales Tax 0.71%

Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	959,300

Special Tax 2.81%

CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,551,945
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	754,740
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	BBB+	1,500	1,459,335
Total					3,766,020

Tobacco 0.44%

Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	584,733

Toll Roads 0.44%

Puerto Rico Comwlth Hwy & Transn Rev Unrefunded Bal Ser D (FSA)	5.00%	7/1/2032	AAA	590	592,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Water/Sewer 9.28%

CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	BBB-	$2,000	$1,681,900
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	3,263,400
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS (AMBAC)	6.15%	4/1/2035	AAA	500	508,395
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT (FGIC)	5.00%	10/1/2040	A-	500	436,440
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,417,082
CT St Revolving Fd Ser A	5.00%	7/1/2022	AAA	2,000	2,092,480
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,000	1,045,870
South Central CT Regl Wtr Auth Wtr Sys Rev 22nd Ser (FSA)	5.00%	8/1/2038	AAA	2,000	2,017,260
Total					12,462,827
Total Municipal Bonds (cost $138,693,337)					136,888,472

	Shares (000)
SHORT-TERM INVESTMENT 0.24%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $323,684)	324	323,684
Total Short-Term Investments (cost $323,684)		323,684
Total Investments in Securities 102.23% (cost $139,017,021)		137,212,156
Liabilities in Excess of Cash and Other Assets(d) (2.23%)		(2,996,168)
Net Assets 100.00%		$134,215,988

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	173	Short	$(19,997,719)	$(201,009)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 100.60%

Education 4.42%

HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	A	$1,000	$883,890
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	A	100	97,608
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	4.625%	1/1/2036	A	500	426,495
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute (RADIAN)	5.00%	1/1/2026	A	1,000	954,920
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.65%	10/1/2016	AA	925	926,461
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj (AMBAC)	5.70%	10/1/2025	AA	380	380,616
Univ of HI Ser A (MBIA)	4.125%	10/1/2026	AA	1,670	1,502,182
Total					5,172,172

General Obligation 28.46%

HI Cnty HI Ser A (FGIC)	5.60%	5/1/2013	A+	1,780	1,939,666
HI Cnty HI Ser A (FSA)	5.00%	7/15/2023	AAA	1,000	1,029,080
HI Cnty HI Ser A (MBIA)	5.00%	7/15/2024	AA	1,000	1,026,150
HI Cnty HI Ser A (MBIA)	5.25%	7/15/2023	AA	595	619,936
HI St Ser BZ	6.00%	10/1/2010	AA	500	535,110
HI St Ser BZ	6.00%	10/1/2012	AA	500	551,365
HI St Ser CA (FGIC)	8.00%	1/1/2013	AA	2,000	2,356,720
HI St Ser CZ (FSA)	5.25%	7/1/2018	AAA	1,000	1,047,600
HI St Ser DE (MBIA)	5.00%	10/1/2012	AA	2,000	2,122,940
HI St Ser DE (MBIA)	5.00%	10/1/2024	AA	1,000	1,032,380
HI St Ser DG (AMBAC)	5.00%	7/1/2016	AA	1,000	1,069,300
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,586,200
HI St Ser DK	5.00%	5/1/2027	AA	2,500	2,574,200
Honolulu HI City & Cnty Ser A (FSA)	5.00%	7/1/2028	Aaa	3,295	3,386,304
Honolulu HI City & Cnty Ser B (MBIA)	5.00%	7/1/2018	AA	1,000	1,054,870
Honolulu HI City & Cnty Ser D (MBIA)	5.00%	7/1/2023	AA	2,000	2,065,500
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2026	A+	250	252,813
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2028	A+	1,000	1,007,670
Kauai Cnty HI Ser A (FGIC)	5.00%	8/1/2029	A+	1,000	1,005,290
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA	1,630	1,704,899
Maui Cnty HI (MBIA)	5.00%	3/1/2025	AA	1,000	1,022,090
Maui Cnty HI Ser A (MBIA)	5.00%	7/1/2023	AA	1,040	1,074,590
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	1,000	862,510
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,330	1,335,280
Total					33,262,463

Healthcare 3.35%

HI St Dept Bdgt & Fin HI Kahala Nui Pj Ser A	8.00%	11/15/2033	NR	100	106,891
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	Aaa	1,505	1,627,191
HI St Dept Bdgt & Fin Spl Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	1,000	1,025,060
Kuakini HI Hlth Sys Spl Purp Rev Ser A	6.30%	7/1/2022	BBB-	1,000	1,008,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA	$150	$150,365
Total					3,917,557

Housing 1.59%

HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.30%	7/1/2028	AAA	850	848,954
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B (FNMA)	5.45%	7/1/2017	AAA	1,005	1,014,236
Total					1,863,190

Industrial 2.25%

Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	765	704,443
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	1,923,682
Total					2,628,125

Lease 1.70%

HI St Dept Hawaiian Home Kapolei Office Fac Ser A COP (FSA)	5.00%	11/1/2031	Aaa	1,000	1,014,220
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	1,000	971,120
Total					1,985,340

Miscellaneous 0.85%

HI St Cap Dist Kapolei St Office Ser A COP (AMBAC)	5.00%	5/1/2018	AA	475	481,375
HI St Cap Dist St Office COP (MBIA)	5.50%	5/1/2020	AA	500	514,575
Total					995,950

Power 4.41%

HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	916,860
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser A AMT (FGIC)	4.65%	3/1/2037	Baa1	1,000	834,910
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,322,610
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	983,860
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	532,006
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	564,096
Total					5,154,342

Pre-Refunded 23.37%

HI Cnty HI Ser A (FGIC)	5.50%	7/15/2017	A+	1,045	1,114,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

HI St Dept Bdgt & Fin Spl Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	$1,250	$1,282,663
HI St Hwy Rev (FSA)	5.50%	7/1/2020	AAA	1,100	1,159,851
Hi St Second Ser CR (FSA)	6.90%	7/1/2012	AA	1,000	1,065,070
HI St Ser CT (FSA)	5.875%	9/1/2019	AAA	1,175	1,233,703
HI St Ser CU (MBIA)	5.25%	10/1/2020	AA	1,700	1,794,486
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev (FSA)	5.25%	7/1/2031	AAA	100	106,280
Honolulu HI City & Cnty Ser A (FGIC)	5.50%	9/1/2016	AAA	555	558,313
Honolulu HI City & Cnty Ser A (FSA)	5.125%	9/1/2021	AAA	600	633,696
Honolulu HI City & Cnty Wtr ETM TCRS (FGIC)	6.00%	12/1/2015	Aaa	1,000	1,150,650
Kauai Cnty HI (FGIC)	6.125%	8/1/2024	A+	580	620,107
Kauai Cnty HI Ser A (MBIA)	5.50%	8/1/2021	AA	865	927,046
Maui Cnty HI Ser A (FGIC)	6.10%	3/1/2020	AA	500	533,210
Maui Cnty HI Ser A (MBIA)	5.00%	3/1/2022	AA	750	794,925
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,125,800
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y (IBC) (MBIA)	5.50%	7/1/2036	AA	250	281,450
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,060,880
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	3,000	3,237,990
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	311,037
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	206,886
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	500	533,495
Puerto Rico Comwlth Stet Pub Impt Ser A	5.375%	7/1/2028	AAA	670	714,455
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)	5.125%	7/1/2026	AAA	1,330	1,436,999
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,465	1,554,189
Univ HI Univ Sys Rev (FGIC)	5.125%	7/15/2032	Aa3	1,100	1,175,218
Univ HI Univ Sys Rev Ser A (FGIC)	5.50%	7/15/2029	Aa3	2,500	2,706,075
Total					27,318,726

Sales Tax 2.02%

Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	959,300
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	4.25%	10/1/2029	BBB+	500	424,540
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2025	BBB+	1,000	972,890
Total					2,356,730

Special Tax 2.12%

Puerto Rico Comwlth Infrastr Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	914,750
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser C (AMBAC)	5.50%	7/1/2028	AA	1,500	1,559,325
Total					2,474,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 10.27%

HI St Dept Trans Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	$950	$828,409
HI St Hbr Sys Rev Ser A AMT (FSA)	5.00%	1/1/2031	AAA	3,500	3,458,070
HI St Hbr Sys Rev Ser A AMT (FSA)	5.25%	1/1/2027	AAA	1,450	1,488,831
HI St Hwy Rev Ser A (FSA)	5.00%	7/1/2023	AAA	2,000	2,059,440
Puerto Rico Comwlth Hwy & Trans Auth Rev (FSA) (AG)	5.50%	7/1/2025	AAA	2,000	2,188,300
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	1,059,070
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB	20	19,743
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB+	1,000	907,440
Total					12,009,303

Water/Sewer 15.79%

Honolulu HI City & Cnty Ser 2851 (FSA)~(b)	5.00%	7/1/2032	NR	10,000	10,125,600
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT (MBIA)	5.25%	7/1/2021	AA	1,335	1,357,642
Honolulu HI City & Cnty Wst Sr Ser A (FGIC)	5.00%	7/1/2024	AA-	2,785	2,859,359
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,000	1,017,320
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	1,006,610
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	1,038,830
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,000	1,045,870
Total					18,451,231
Total Investments in Municipal Bond (cost $117,884,688)					117,589,204
Liabilities in Excess of Cash and Other Assets(d) (0.60%)					(699,005)
Net Assets 100.00%					$116,890,199

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	89	Short	$(10,287,844)	(112,043)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 98.66%

Education 10.10%

Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA		$2,000	$2,076,920
Lincoln Univ MO Auxiliary Sys (AG)	5.00%	6/1/2027	AAA		500	511,530
Lincoln Univ MO Auxiliary Sys (AG)	5.125%	6/1/2037	AAA		1,250	1,267,350
MO St Hlth & Edl Facs Auth Rev Washington Univ	5.00%	2/15/2033	AAA		5,000	5,055,150
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.00%	2/15/2022	AAA		600	626,748
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser B	5.00%	3/1/2030	AAA		1,800	1,817,280
MO St Hlth & Edl Facs Auth Rev Webster Univ (MBIA)	5.25%	4/1/2021	A2		2,000	2,044,400
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR		575	500,992
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR		1,000	830,940
Univ MO Univ Rev Sys Facs Ser B (IBC) (MBIA)	5.00%	11/1/2027	AA		1,500	1,520,070
Total						16,251,380

General Obligation 5.59%

Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg (MBIA)	5.25%	3/1/2022	Aa2		1,000	1,051,390
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,500	2,091,600
Puerto Rico Comwlth Pub Impt Ser A (IBC) (MBIA)	5.50%	7/1/2029	AA		1,000	1,039,360
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+		3,320	3,432,116
St. Louis Cnty MO Sch Dist No R 8 Lindbergh (MBIA)	Zero Coupon	3/1/2018	AAA		2,080	1,375,067
Total						8,989,533

Healthcare 13.99%

Boone Cnty MO Hosp Ctr	5.75%	8/1/2028	A3		1,500	1,536,810
Cape Girardeau Cnty MO Indl Dev Auth Hlthcare Facs Rev Unrefunded Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	246,113
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,375,665
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+		835	807,654
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,417,250
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	4,972,750
MO St Hlth & Edl Facs Auth MO SSM Hlthcare Ser A	5.00%	6/1/2028	AA-		2,000	1,963,340
MO St Hlth & Edl Facs Auth MO St. Lukes Hlth Ser 2005A (FSA)	5.50%	11/15/2028	AAA		1,850	1,896,898
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,376,142
MO St Hlth & Edl Facs Auth Rev Unrefunded Bal SSM Hlth B (AMBAC)	5.25%	6/1/2021	AA		1,705	1,754,633
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,236,554
St. Louis Cnty MO Indl Dev Auth Sr Living Facs Rev St. Andrews Resh For Srs Ser A	6.375%	12/1/2041	NR		1,000	929,280
Total						22,513,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND  June 30, 2008

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing 3.47%

MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%		9/1/2035	AAA	$740	$756,050
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT (GNMA/FNMA)	4.70%		9/1/2026	AAA	1,905	1,723,587
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT (GNMA/FNMA)	5.375	% #	9/1/2022	AAA	555	556,510
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT (GNMA/FNMA)	Zero Coupon		3/1/2029	AAA	545	177,212
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%		7/1/2037	AA	1,500	1,309,320
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%		7/1/2030	AA	530	482,284
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg 5 AMT (FHA)	4.75%		7/1/2021	AA	615	574,312
Total						5,579,275

Industrial 1.90%

MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper Pj AMT	5.20%		3/15/2029	AA-	1,150	1,142,697
MO St Envr Impt & Enrg Resources Auth MO Var KC Pwr & Lt Co Pj	4.90%		5/1/2038	BBB	1,500	1,487,565
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%		7/1/2022	BBB	500	427,485
Total						3,057,747

Lease 11.52%

Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS (MBIA)	5.25%		3/1/2026	AA	1,000	1,037,580
Grandview MO COP (FGIC)	5.00%		1/1/2027	A3	1,700	1,702,703
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%		12/1/2029	Aa3	1,500	1,516,320
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A (MBIA)	5.00%		12/1/2018	Aa3	1,385	1,450,773
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%		12/1/2031	Aa3	1,000	1,008,840
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%		12/1/2021	AA	2,000	2,086,380
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%		9/1/2026	AA-	585	492,740
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A (MBIA)	5.00%		12/1/2030	AA	3,300	3,333,825
MO St Dev Fin Bd Infrastr Facs Rev Branson Landing Pj Ser A	5.00%		6/1/2035	BBB+	220	196,273
Puerto Rico Pub Impt Bldgs Govt Facs I GTD	5.25%		7/1/2033	BBB-	2,465	2,434,582
Puerto Rico Pub Impt Bldgs Govt Facs Ser C GTD	5.75%		7/1/2018	BBB-	1,000	1,064,100
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%		11/1/2027	A1	500	459,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease (continued)

St. Louis MO Muni Fin Corp Police Cap Impts Sales Tax (FSA)	5.00%	2/15/2023	AAA	$1,675	$1,741,045
Total					18,524,771

Miscellaneous 12.38%

Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AAA	1,000	1,031,960
Kansas City MO East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AAA	1,860	1,912,043
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,118,579
MO Dev Fin Bd Cultural Facs Rev Ser B	5.00%	6/1/2037	AAA	2,000	2,021,420
MO St Bd of Pub Bldgs Ser A	5.00%	10/15/2027	AA+	10,000	10,208,500
MO St Dev Fin Bd Infrastr Facs Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	956,500
MO St Dev Fin Bd Midwest Resh Instl Pj	4.50%	11/1/2027	Baa2	1,000	733,000
MO St Dev Fin Bd Midwest Resh Instl Pj	5.00%	11/1/2022	Baa2	1,000	861,430
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	AA	2,000	1,065,760
Total					19,909,192

Power 7.37%

MO Jt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A (AMBAC)	5.00%	1/1/2034	Aa3	1,000	952,940
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Plum Point Pj (MBIA)	5.00%	1/1/2034	AA	5,000	4,764,700
MO Jt Muni Elec Util Cmnty Pwr Pj Rev Ser A (AMBAC)	5.00%	1/1/2023	Aa3	3,000	2,990,820
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR (XLCA)	5.00%	7/1/2025	BBB+	1,000	978,710
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,500	1,475,790
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	686,317
Total					11,849,277

Pre-Refunded 10.58%

Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	500	524,605
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev (MBIA)	5.85%	3/1/2020	A2	1,000	1,051,960
Cape Girardeau Cnty MO Indl Dev Hlthcare Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,456,928
Franklin Cnty MO Reorg Sch Dist No R-XV MO Direct Deposit Pg	6.00%	3/1/2020	AA+	390	409,192
Gladstone MO Ser A COP (AMBAC)	5.35%	6/15/2016	Aa3	1,095	1,150,166
MO St Bonne Terre Prison Pj Ser A COP (AMBAC)	5.15%	6/1/2018	AA	1,015	1,046,323
MO St Dev Fin Bd Infrastr Facs Rev Hartman Heritage Ctr Pj Ser A (AMBAC)	5.875%	4/1/2020	Aa3	1,000	1,030,570
MO St Hlth & Edl Facs Auth Rev (AMBAC)	5.25%	6/1/2028	AA	1,000	1,065,930
MO St Hlth & Edl Facs Auth Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	904,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Pre-Refunded (continued)

Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA		$1,000	$1,079,330
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	AAA		1,185	1,282,123
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3		35	37,601
St. Louis Cnty MO Pattonville No R-3 Sch Dist MO Direct Deposit Pg (FGIC)	6.00%	3/1/2019	AA-		845	899,046
St. Louis MO Arpt Rev Arpt Dev Pg Ser A (MBIA)	5.25%	7/1/2031	AAA		2,000	2,113,840
St. Louis MO Muni Fin Corp Leasehold Rev Carnahan Courthouse Ser A (FGIC)	5.125%	2/15/2027	BBB	(a)	1,500	1,587,300
St. Louis MO Muni Fin Corp Rev City Justice Ctr Ser A (AMBAC)	6.00%	2/15/2020	Aa3		760	808,161
St. Louis MO Sch Dist (FGIC)	6.00%	4/1/2012	BBB	(a)	575	577,697
Total						17,025,138

Resource Recovery 0.96%

MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		1,085	1,088,179
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa		220	220,453
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa		240	240,533
Total						1,549,165

Sales Tax 3.07%

Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+		1,000	959,300
St. Louis MO Muni Fin Corp Rec Sales Tax Leasehold Rev (AMBAC)	5.00%	2/15/2037	AA		4,000	3,981,680
Total						4,940,980

Special Tax 3.38%

Branson Hills Infrastr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR		1,375	1,194,889
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB		1,000	906,270
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR		500	478,765
Osage Beach MO Tax Inc Prewitts Pt Pj	5.00%	5/1/2023	NR		1,000	889,980
Riverside Quindaro Bend Levee Dist MO lmpt Rev L 385 Pj (RADIAN)	5.00%	3/1/2017	A		795	812,331
Stone Canyon Cmnty Impt Dist MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR		1,300	1,153,906
Total						5,436,141

Tobacco 0.63%

Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB		1,100	1,012,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MISSOURI TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 4.10%

Bi St Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B (FSA)	5.00%	10/1/2032	AAA	$3,500	$3,528,630
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser CC (FSA)	5.25%	7/1/2033	AAA	1,000	1,059,070
St. Louis MO Ref Lambert Intll Arpt Ser A (FSA)	5.00%	7/1/2025	AAA	2,000	2,002,860
Total					6,590,560

Water/Sewer 9.62%

Metropolitan St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A (MBIA)	5.00%	5/1/2034	AA	5,250	5,275,987
MO St Env Impt & Enrg Res Auth Wtr Fac American Wtr Co Pj AMT (AMBAC)	4.60%	12/1/2036	AA	1,000	886,100
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.00%	7/1/2028	AAA	1,250	1,271,650
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A (AG)	5.125%	7/1/2047	AAA	1,000	1,006,610
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	1,038,830
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,550	1,621,099
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP (MBIA)	5.125%	12/1/2027	A2	3,000	3,058,560
St. Joseph MO Indl Dev Auth Spl Oblig Rev Sew Sys Impts Pj	5.00%	4/1/2027	A-	1,325	1,323,304
Total					15,482,140
Total Investments in Municipal Bonds 98.66% (cost $161,566,709)					158,711,312
Cash and Other Assets in Excess of Liabilities(d) 1.34%					2,149,663
Net Assets 100.00%					$160,860,975

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	118	Short	$(13,640,063)	$(145,897)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.65%

Education 19.27%

Higher Ed Student Assist Auth NJ Student Ln Rev Ser A AMT (MBIA)	6.15%	6/1/2019	AA	$465	$466,930
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,127,521
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,696,776
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,041,070
NJ St Edl Facs Auth City Univ Ser E (AG)	5.00%	7/1/2028	Aaa	5,000	5,146,650
NJ St Edl Facs Auth College of NJ (FSA)	5.00%	7/1/2028	AAA	3,000	3,087,990
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2032	A3	500	485,045
NJ St Edl Facs Auth Kean Univ Ser D (FGIC)	5.00%	7/1/2039	A-	1,000	963,410
NJ St Edl Facs Auth Ref Stevens Inst Technology Ser A	5.00%	7/1/2034	BBB+	1,000	923,490
NJ St Edl Facs Auth Rev Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	714,638
NJ St Edl Facs Auth Rev Richard Stockton College Ser F (MBIA)	5.00%	7/1/2031	A2	2,765	2,795,857
NJ St Edl Facs Auth Rev Rider Univ Ser C (RADIAN)	4.70%	7/1/2027	A	1,000	951,700
NJ St Edl Facs Auth Rev William Paterson Ser E (XLCA)	5.00%	7/1/2027	A	2,500	2,514,375
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AAA	1,725	1,774,214
Total					23,689,666

General Obligation 10.46%

Essex Cnty NJ Impt Auth Pj Rev Cons GTD (AMBAC)	5.25%	12/15/2018	Aa3	2,000	2,176,100
Gloucester Cnty Improvement Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,575,675
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,467,302
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,168,020
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	277,978
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	435,969
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	2,091,600
Pohatcong Twp NJ Sch Dist (FSA)	5.25%	7/15/2026	AAA	1,335	1,489,112
Puerto Rico Comwlth Pub Impt CR (FSA)	4.50%	7/1/2023	AAA	1,000	983,930
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	186,837
Rahway NJ (FSA)	4.125%	12/15/2026	Aaa	5	4,725
Total					12,857,248

Healthcare 16.82%

Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	642,679
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,046,270
NJ Hlthcare Fac Fin Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A+	1,000	972,510
NJ Hlthcare Fac Fin Auth Rev Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+	1,000	936,170
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	1,853,800
NJ Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr	5.25%	1/1/2031	Aaa	2,100	2,140,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)

NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	Baa2		$1,700	$1,474,920
NJ Hlthcare Fac Fin Auth Rev Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	608,598
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2		3,000	3,058,740
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba2		1,130	961,754
NJ Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.00%	7/1/2046	A3		2,000	1,832,440
NJ Hlthcare Fac Fin Auth Rev St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	Baa2		1,000	985,200
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	838,960
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	841,430
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	Aa1		415	434,451
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	Aa1		1,000	1,044,570
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA		1,000	1,002,430
Total						20,675,809

Housing 4.94%

Burlington Cnty NJ Bridge Commn Econ Dev Rev The Evergreens Pj	5.625%	1/1/2038	NR		1,000	871,710
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-	(a)	815	792,245
NJ Econ Dev Auth Ret Cmty Rev Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,243,350
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	433,815
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	819,720
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	Aa2		2,000	1,806,880
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT (GNMA)	6.50%	3/1/2025	NR		100	100,149
Total						6,067,869

Industrial 7.63%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB+		750	648,697
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (FGIC)	5.375%	5/1/2032	BBB	(a)	5,000	4,660,200
NJ Econ Dev Auth Amer Wtr Middlesex Wtr Co Pj AMT (MBIA)	5.35%	2/1/2038	AA		2,500	2,500,450
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		675	708,487
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB		1,000	854,970
Total						9,372,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND  June 30, 2008

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 6.84%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	$1,300	$1,100,593
Morris-Union Jointure Commn NJ COP (RADIAN)	5.00%	5/1/2027	A	1,000	981,980
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2023	AAA	2,030	2,125,572
NJ Econ Dev Auth Rev Ser U (FSA)	5.00%	9/1/2024	AAA	1,000	1,044,780
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-	1,000	998,510
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	941,520
Puerto Rico Comwlth Pub Bldgs Auth Rev Unrefunded Bal Govt Facs I GTD	5.25%	7/1/2033	BBB-	1,230	1,214,822
Total					8,407,777

Miscellaneous 1.56%

Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A (AMBAC)	5.625%	9/1/2019	Aa3	100	103,655
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln (MBIA)	6.40%	12/1/2009	AA	195	195,361
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A (MBIA)	5.00%	7/1/2034	AA	100	97,444
NJ Econ Dev Auth Muni Rehab (AMBAC)	5.00%	4/1/2028	AA	1,130	1,137,978
Rahway NJ COP (MBIA)	5.625%	2/15/2020	A2	365	380,582
Total					1,915,020

Power 1.57%

Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	983,860
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	940,160
Total					1,924,020

Pre-Refunded 5.13%

Carteret NJ Bd Ed COP (MBIA)	5.75%	1/15/2030	A2	80	84,494
Carteret NJ Bd Ed COP (MBIA)	6.00%	1/15/2024	A2	430	455,766
North Bergen Twp NJ Bd Ed COP (FSA)	6.125%	12/15/2022	Aaa	1,185	1,290,193
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	310	343,669
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	AAA	790	854,748
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN (MBIA)	5.00%	7/1/2032	AAA	2,000	2,152,520
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	Baa3	20	21,486
South Brunswick Twp NJ (FGIC)	5.625%	12/1/2023	AA	45	46,975
Trenton NJ Pkg Auth Pkg Rev GTD (FGIC)	6.00%	4/1/2017	Baa2	1,000	1,055,290
Total					6,305,141

Sales Tax 0.78%

Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	959,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND  June 30, 2008

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 0.49%

NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	$700	$606,886

Tobacco 3.87%

Tob Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd 1C	Zero Coupon	6/1/2041	BBB-	25,000	1,730,750
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	758,850
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	3,000	2,268,630
Total					4,758,230

Transportation 16.74%

Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B (FSA)	5.20%	1/1/2025	AAA	1,700	1,745,815
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	208,026
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	755,210
NJ St Transn Tr Fd TCRS (AMBAC)	5.25%	12/15/2022	AA	1,500	1,592,265
NJ St Transn Tr Fd Trans Sys Ser A (MBIA)	5.25%	12/15/2021	AA	5,000	5,307,650
Port Auth NY & NJ (FSA)	5.00%	4/15/2032	AAA	4,725	4,800,505
Port Auth NY & NJ Cons 125th Ser (FSA)	5.00%	10/15/2027	AAA	5,000	5,128,300
Port Auth NY & NJ Cons 152nd	5.75%	11/1/2030	AA-	1,000	1,037,150
Total					20,574,921

Water/Sewer 2.55%

North Hudson Swr Auth NJ Rev Ser C (MBIA)	5.00%	8/1/2022	A2	1,025	1,045,152
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,000	1,045,870
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,000	1,038,830
Total					3,129,852

Total Municipal Bonds (cost $126,100,681)					121,244,543

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $815)	1	815
Total Investments in Securities 98.65% (cost $126,101,496)		121,245,358
Cash and Other Assets in Excess of Liabilities(d) 1.35%		1,659,568
Net Assets 100.00%		$122,904,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND  June 30, 2008

Open Futures Contracts at June 30, 2008:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation
U.S. 30-Year Treasury Bond	September 2008	166	Short	$(18,495,000)	$(200,063)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 106.33%

Education 11.88%

Albany NY Indl Dev Agy Civic Fac Rev Albany College Pharmacy Ser A	5.625%	12/1/2034	BBB-		$700	$662,732
Albany NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB		1,000	895,610
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2027	BBB-	(a)	1,000	890,330
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Ser A	5.00%	4/1/2037	BBB-	(a)	1,000	837,490
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-		500	473,870
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-		1,075	954,256
Hempstead Twn NY Indl Dev Agy Civic Fac Rev Hofstra Univ Pj (MBIA)	5.80%	7/1/2015	AA		750	751,612
Nassau Cnty NY Ind Dev Agy Continuing Care Ret Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR		1,000	1,002,800
New York City NY Indl Dev Agy Civic Fac Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+		1,000	904,620
New York City NY Indl Dev Agy Civic Rev NY Institute of Tech (MBIA)	5.25%	3/1/2023	AA		100	104,483
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+		1,510	1,202,670
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+		3,265	1,731,332
NY St Dorm Auth Rev Colgate Univ (MBIA)	6.00%	7/1/2016	AA		1,000	1,116,520
NY St Dorm Auth Rev New York Univ Ser A (AMBAC)	5.75%	7/1/2015	AA		2,000	2,234,960
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2024	A		1,000	1,024,420
NY St Dorm Auth Rev Pratt Institute (RADIAN)	6.00%	7/1/2028	A		2,000	2,037,740
NY St Dorm Auth Rev Spl Act Sch Dist Pj (MBIA)	6.00%	7/1/2016	AA		1,400	1,403,192
NY St Dorm Auth Revs 4201 Schs Pg	6.25%	7/1/2020	AA-		1,685	1,792,604
NY St Dorm Auth Revs New York Univ A (FGIC)	5.00%	7/1/2034	Aa3		3,125	3,098,031
NY St Dorm Auth Revs Non St Supp Debt New York Univ Ser A (AMBAC)	5.00%	7/1/2037	Aa3		2,455	2,483,355
NY St Dorm Auth New York Univ Ser C(c)	5.00%	7/1/2029	AA-		5,000	5,090,550
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS (AMBAC)	5.50%	8/1/2022	AA		200	206,698
Seneca Cnty NY Indl Dev Agy Civic Fac Rev New York Chiropractic College	5.00%	10/1/2027	BBB		500	469,375
Syracuse NY Indl Dev Agy Sch Fac Rev Syracuse City Sch Dist Ser A (FSA)	5.00%	5/1/2027	AAA		1,000	1,032,080
Total						32,401,330

Gaming 0.68%

Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.00%	12/1/2023	BB		1,000	888,300
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A †	5.25%	12/1/2016	BB		1,000	974,890
Total						1,863,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 14.68%

Erie Cnty NY Indl Dev Agy Sch Fac Rev City of Buffalo Pj (FSA)	5.75%	5/1/2023	AAA	$1,250	$1,338,300
New York NY Ser D	5.00%	2/1/2025	AA	2,000	2,040,460
New York NY Sub Ser C-1	5.25%	8/15/2026	AA	2,500	2,570,900
New York NY Unrefunded Bal Ser J	5.50%	6/1/2022	AA	200	209,344
New York NY Sub Ser C-1	5.00%	10/1/2026	AA	3,070	3,124,370
New York NY Sub Ser I-1~(b)	5.00%	4/1/2025	AA	10,000	10,185,600
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	3,346,560
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2032	AAA	1,600	1,631,936
NY St Urban Dev Corp~(b)	5.00%	12/15/2025	AAA	3,290	3,418,286
NY St Urban Dev Corp~(b)	5.00%	12/15/2026	AAA	4,790	4,976,776
NY St Urban Dev Corp~(b)	5.00%	12/15/2027	AAA	1,920	1,994,866
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	2,065,960
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,507,830
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,090	1,094,327
Puerto Rico Comwlth Unrefunded Bal 07 Pub Impt (IBC) (MBIA)	5.00%	7/1/2028	NR	355	355,131
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	190	186,837
Total					40,047,483

Healthcare 12.73%

Albany NY Indl Dev Agy Civic Fac Rev St. Peters Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,450,350
Albany NY Indl Dev Agy Civic Fac Rev St. Peters Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	996,390
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	A	1,750	1,786,960
Genesee Cnty NY Indl Dev Agy Civic Fac Rev United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	808,330
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	699,390
Madison Cnty NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	697,613
New York City NY Indl Dev Agy Rev Hrbr House Pj A (GNMA)	5.875%	5/20/2044	AA+	595	618,651
NY St Dorm Auth Lenox Revs Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba2	2,000	1,978,240
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2026	AA	5,000	5,110,500
NY St Dorm Auth Rev Mental Hlth Svc Fac (IBC) (MBIA)	6.00%	8/15/2012	AA	1,460	1,599,328
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (MBIA)	5.40%	2/1/2031	AA	285	294,305
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (MBIA)	5.50%	8/1/2030	Aaa	1,000	1,031,110
NY St Dorm Auth Rev Mtg Nursing Home A (FHA) (MBIA)	5.50%	8/1/2038	Aaa	1,000	1,028,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)

NY St Dorm Auth Rev Non St Supp Debt New Shore Long Island Jewish Oblig Grp A	5.00%	5/1/2037	A3	$2,630	$2,473,252
NY St Dorm Auth Rev Non St Supp Debt NY Presbyterian Hosp (FHA) (FSA)	5.25%	2/15/2031	AAA	2,500	2,550,925
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB	1,935	1,850,847
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB	1,265	1,105,243
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2025	AAA	5	5,269
NY St Dorm Auth Rev St Supp Debt Unrefunded Bal 2007 Mental B (MBIA)	6.00%	2/15/2030	AAA	5	5,269
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	AA	1,000	1,084,890
NY St Dorm Auth Revs Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,168,525
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.50%	7/1/2030	Ba2	1,500	1,431,930
NY St Dorm Auth Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	1,006,010
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,985,500
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,305	1,141,966
Suffolk Cnty NY Indl Dev Agy Civic Fac Rev Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	835,080
Total					34,743,983

Housing 4.42%

New York City NY Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,463,220
New York City NY Hsg Dev Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	2,999,848
New York City NY Hsg Dev Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	1,886,200
NY St Dorm Auth Rev 05 Unrefunded Mental D (IBC) (MBIA)	6.00%	8/15/2021	AAA	20	20,252
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,041,150
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT (SONYMA)	5.00%	2/15/2026	Aa1	645	608,029
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	1,910,940
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,054,192
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	70,106
Total					12,053,937

Industrial 7.70%

Broome Cnty NY Indl Dev Agy Univ Plaza Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	396,175
Essex Cnty NY Indl Dev Agy Intl Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,022,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Industrial (continued)

Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(b)	5.25%	10/1/2035	AA-	$10,001	$10,160,980
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB+	2,245	1,495,597
New York City NY Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,274,625
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian (FSA)	5.75%	12/15/2029	AAA	1,000	1,072,960
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,609,842
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	2,820	2,402,809
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,015	867,795
Yonkers NY Indl Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT (SONYMA)	4.80%	10/1/2026	Aa1	750	700,597
Total					21,003,758

Lease 11.06%

New York City NY Edl Constr Fd Rev Ser A (FGIC)	5.00%	4/1/2031	AA-	10,215	10,278,946
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2023	AAA	1,830	1,911,161
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	AA	1,000	985,390
New York City Trans Fin Auth NY Fiscal 2007 Ser S1 (FGIC)	5.00%	7/15/2026	AA-	6,150	6,282,717
New York City Trans Fin Auth NY Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,068,050
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,697,924
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	941,520
Total					30,165,708

Miscellaneous 1.67%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2030	NR	750	623,498
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A (ACA)	5.20%	8/1/2036	NR	1,000	804,860
Puerto Rico Pub Impt Bldgs Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-	265	265,946
Ulster Cnty NY Indl Dev Agy Civic Fac Rev Ser A	6.00%	9/15/2027	NR	3,000	2,864,910
Total					4,559,214

Power 3.67%

Long Island Pwr Auth NY Elec Gen Ser C	5.00%	9/1/2035	A-	2,000	1,973,520
NY St Enrg Res & Dev Auth Gas Fac Revs Bklyn Unif Gas Co Ser B RIBs AMT	10.461%#	7/1/2026	A	4,000	4,127,040
Puerto Rico Elec Pwr Auth Ser PP (FGIC)	5.00%	7/1/2025	A3	2,000	1,968,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Power (continued)

Puerto Rico Elec Pwr Auth Ser TT	5.00%	7/1/2037	A3		$2,000	$1,928,840
Total						9,997,920

Pre-Refunded 13.13%

Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A (FGIC)	6.375%	12/1/2017	BBB	(a)	650	691,529
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev (FSA)	6.00%	7/1/2029	AAA		500	526,180
Metropolitan Transn Auth NY Dedicated Tax Fd Ser A (FGIC)	4.75%	4/1/2028	AAA		2,500	2,680,125
New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AA+		1,470	1,563,595
New York City Transn Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA		5	5,206
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA		2,000	2,144,760
New York City Transn Fin Auth Rev Unrefunded Bal 2005 Fut Tax C	5.00%	5/1/2029	AAA		535	539,312
New York NY Ser C	5.625%	3/15/2020	AAA		1,000	1,083,930
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-		3,500	3,757,390
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-		1,250	1,347,950
NY St Dorm Auth Rev Mental Hlth Svcs B (MBIA)	6.00%	2/15/2025	AA		885	932,595
NY St Dorm Auth Rev Mental Hlth Svcs B (MBIA)	6.00%	2/15/2030	AA		885	932,595
NY St Dorm Auth Rev Pace Univ (MBIA)	6.00%	7/1/2029	AA		1,610	1,730,025
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2025	AAA		10	10,538
NY St Dorm Auth Rev St Supp Debt 2007 Mental Hlth Ser B (MBIA)	6.00%	2/15/2030	AAA		10	10,538
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2025	AA		100	105,378
NY St Dorm Auth Rev Supp Debt Mental Hlth Svcs Ser B (MBIA)	6.00%	2/15/2030	AA		100	105,378
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA		160	163,178
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+		2,000	2,154,200
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D	5.25%	7/1/2038	AAA		3,000	3,182,640
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		310	343,669
Puerto Rico Comwlth Pub Impt Ser A (MBIA)	5.75%	7/1/2026	AA		3,000	3,150,810
Puerto Rico Comwlth Stet Pub Impt Ser A	5.375%	7/1/2028	AAA		555	591,824
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3		3,625	3,926,419
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa		1,000	1,063,220
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2027	BBB-		735	779,747
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+		115	122,626
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+		1,500	1,603,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)

Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC)	5.75%	4/1/2020	Aa3	$545	$579,956
Total					35,828,393

Resource Recovery 0.54%

NY St Envr Facs Corp Solid Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,477,170

Sales Tax 0.35%

Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	1,000	959,300

Special Tax 1.86%

NY St Urban Dev Corp Rev St Personal Income Tax Ser B	5.00%	3/15/2032	AAA	5,000	5,084,300

Transportation 15.82%

Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2021	A	5,000	5,158,350
Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2031	A	5,000	4,999,700
Metropolitan Transn Auth NY Transn Ser F	5.00%	11/15/2030	A	3,000	3,005,310
New York City NY Indl Dev Agy Spl Fac 1990 America Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	1,360,977
New York City NY Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	617,620
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assco Pj AMT	5.50%#	1/1/2021	A3	1,250	1,269,925
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assoc Pj AMT	5.50%#	1/1/2024	A3	2,000	2,015,860
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B (MBIA)	5.50%	4/1/2019	AA	690	701,723
NY St Thruway Auth Gen Rev Ser G (FSA)	5.25%	1/1/2027	AAA	5,000	5,256,550
NY St Thruway Auth NY Ser H (FGIC)	5.00%	1/1/2030	AA-	5,000	5,086,950
Port Auth NY & NJ	5.00%	11/15/2031	AA-	5,250	5,332,110
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB	1,000	965,670
Triborough Bridge & Tunnel Auth NY Gen Ser A	5.00%	11/15/2027	Aa2	1,875	1,935,769
Triborough Bridge & Tunnel Auth Rev	4.75%	11/15/2030	Aa2	5,455	5,447,254
Total					43,153,768

Water/Sewer 6.14%

New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A~(b)	5.00%	6/15/2039	AAA	10,000	10,069,700
NY St Envr Facs Corp St Clean Wtr & Drinking Ser B	4.75%	6/15/2032	Aa1	5,000	4,957,500
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	6.00%	7/1/2038	BBB-	1,550	1,621,098
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Unrefunded Bal (AMBAC)	5.75%	4/1/2020	Aa3	105	109,910
Total					$16,758,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND  June 30, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Total Municipal Bonds (cost $295,254,230)					290,097,662

				Shares
				(000)
SHORT-TERM INVESTMENT 0.10%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $279,515)				280	279,515
Total Investments in Securities 106.43% (cost $295,533,745)					290,377,177
Liabilities in Excess of Cash and Other Assets(d) (6.43%)					(17,532,021)
Net Assets 100.00%					$272,845,156

Open Futures Contracts at June 30, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2008	262	Short	$(30,285,563)	$(325,489)

See Notes to Schedule of Investments.

ACA	American Capital Access Holding Ltd.
AG	Assured Guaranty.
AMBAC	AMBAC Assurance Corporation.
AMT	Income from this security may be subject to Alternative Minimum Tax.
CBI	Certified Bond Insurance.
CIFG	CIFG Guaranty.
COP	Certificates of Participation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
IBC	Insurance Bond Certificate.
MBIA	Municipal Bond Investors Assurance.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSFG	Permanent School Fund Guaranty.
RADIAN	Radian Asset Assurance, Inc.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2008.
SONYMA	State of New York Mortgage Agency.
TCRS	Transferable Custodial Receipts.
VA	Department of Veterans Affairs.
XLCA	XL Capital Assurance, Inc.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at June 30, 2008.
~	Fair Valued Security (See Note 2(a)).
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

(c)	Security purchased on a when-issued basis (See Note 2(g)).
(d)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following seven portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of June 30, 2008, each Fund had open futures contracts.

(d)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on

Notes to Schedules of Investments (unaudited)(continued)

the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$100,828,000	1.52% -2.02%	$198,881,354
California	18,700,000	1.52% -3.76%	38,071,396
Connecticut	5,080,000	1.58%	10,385,043
Hawaii	5,000,000	1.63%	10,125,600
New York	19,991,430	1.54% -1.58%	40,806,278

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.	FEDERAL TAX INFORMATION

As of  June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss
National	$938,824,355	$16,736,081	$(43,955,598)	$(27,219,517)
California	167,233,144	3,072,982	(6,555,474)	(3,482,492)
Connecticut	133,955,351	2,362,374	(4,185,569)	(1,823,195)
Hawaii	112,866,295	2,482,556	(2,759,647)	(277,091)
Missouri	161,758,153	2,217,369	(5,264,210)	(3,046,841)
New Jersey	126,149,050	2,098,049	(7,001,741)	(4,903,692)
New York	275,553,959	4,947,680	(10,115,892)	(5,168,212)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.	INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for shorter-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, liquidity risk, management risk, sector risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Notes to Schedules of Investments (unaudited)(continued)

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”).  The National Fund may invest up to 35% and all other Funds may invest up to 20% in such bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals.  A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

5. REORGANIZATIONS

On December 14, 2007, the National Tax-Free Income Fund (the “National Fund”) of Lord Abbett Municipal Income Fund acquired the net assets of each of the funds listed below (the “Acquired Funds”), pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on December 7, 2007. The acquisition was accomplished by a tax-free exchange of 25,012,928 shares (valued at $272,039,008) of the National Fund and 48,464,294 shares of the Acquired Funds outstanding on December 14, 2007. The Acquired Funds’ net assets at the date of the acquisition, including $9,715,561 of unrealized appreciation, $71,879 of undistributed (distributions in excess of) net investment income, and $6,124,743 of accumulated net realized losses, were combined with those of the National Fund. Total shares issued by the National Fund and total net assets of the Acquired Funds, including appreciation, undistributed (distributions in excess of) net investment income, and accumulated net realized losses were as follows:

Acquired Fund	Shares Issued by the National Fund	Shares Exchanged	Net Unrealized Appreciation	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Total Net Assets of the Acquired Funds
Florida Tax-Free Trust	5,146,181	12,217,989	$2,215,977	$5,294	$1,222,409	$55,980,192
Michigan Tax-Free Trust	5,868,887	12,391,978	2,543,473	36,665	705,755	63,826,490
Minnesota Tax-Free Income Fund	4,248,857	9,290,026	96,548	4,182	1,171,794	46,208,019
Texas Tax-Free Income Fund	6,254,984	6,985,424	2,955,039	(9,352)	1,519,516	68,025,455
Washington Tax-Free Income Fund	3,494,019	7,578,877	1,904,524	35,090	1,505,269	37,998,852

The total net assets of the National Fund immediately before the transfer were $631,591,891. Total net assets of the Acquired Funds immediately before the transfer were $272,039,008. Total net assets of the National Fund immediately after the transfer were $903,630,899.

Item 2:                Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008